Financial results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Short-term investments	$ 226	$ 129	$ 247
Others	111	178	206
Total financial income	337	307	453
Financial expenses
Loans and borrowings gross interest	(671)	(742)	(943)
Capitalized loans and borrowing costs	59	70	140
Participative stockholders' debentures	(716)	(1,565)	(1,475)
Interest on REFIS	(54)	(55)	(154)
Interest on lease liabilities	(63)	(65)	(71)
Financial guarantees	312	(468)	(353)
Expenses with cash tender offer repurchased	(63)		(265)
Others	(457)	(366)	(563)
Total financial expenses	(1,653)	(3,191)	(3,684)
Other financial items, net
Net foreign exchange gains (losses)	408	(549)	71
Derivative financial instruments	(23)	(1,210)	244
Reclassification of cumulative translation adjustments to the income statement	4,326
Indexation losses, net	(276)	(170)	(477)
Other financial items	4,435	(1,929)	(162)
Financial results	$ 3,119	(4,813)	$ (3,393)
Eletrobras, Compulsory Loan
Other financial items, net
Other financial income from contingent asset recorded		$ 59